Award Timing Disclosure	12 Months Ended
Jul. 30, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure
Timing of Equity Grants

We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to restricted stock, restricted stock units, performance units, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. The Committee eliminated the granting of stock options from its executive compensation program in 2020 in order to simplify the design of the LTI program. However, historically, stock options were granted with an exercise price equal to the closing market price of our common stock on the date of grant.

Award Timing Method

We do not grant stock options or similar equity awards in anticipation of the release of material nonpublic information that is likely to result in changes to the price of our common stock, such as a significant positive or negative earnings announcement, nor do we time the public release of such information based on stock option grant dates. In addition, we do not grant stock options or similar equity awards during periods in which there is material nonpublic information about our Company, including (i) outside a “trading window” established in connection with the public release of earnings information under our Insider Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. These restrictions do not apply to restricted stock, restricted stock units, performance units, or other types of equity awards that do not include an exercise price related to the market price of our common stock on the date of grant. The Committee eliminated the granting of stock options from its executive compensation program in 2020 in order to simplify the design of the LTI program. However, historically, stock options were granted with an exercise price equal to the closing market price of our common stock on the date of grant.